Supplemental Financial Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment additional write-off	$ 1,000,000	$ 1,000,000	$ 7,000,000
Depreciation of property, plant and equipment resulting from acquisition	11,000,000	10,000,000	21,000,000
Depreciation of property, plant and equipment related to write-downs and impairment charges	2,000,000	6,000,000	21,000,000
Impairment of assets held for sale			30,000,000
Amortization of identified intangible assets	262,000,000	291,000,000	281,000,000
Gain (loss) on foreign exchange differences	(4,000,000)	9,000,000	(20,000,000)
Total interest expense, net	(266,000,000)	(307,000,000)	(318,000,000)
Net gain (loss) on extinguishment of debt	(161,000,000)	(32,000,000)	57,000,000
Gain on sale of securities and other financial assets			8,000,000
Gain (loss) on foreign exchange results	28,000,000	128,000,000	(331,000,000)
Amortization of capitalized debt issuance costs	32,000,000	27,000,000	31,000,000
Interest on capital lease obligations		10,000,000	13,000,000
Net investment in U.S. dollar functional currency	1,700,000,000
F/X result on net investment hedge instruments	26,000,000	(203,000,000)
Cash balance	617,000,000	743,000,000	898,000,000
Dividend distribution	40,000,000	67,000,000	2,000,000
Income taxes receivable current	3,000,000	14,000,000
Portion of finished goods stored at customer locations	20,000,000	15,000,000
Allowance for obsolescence	61,000,000	62,000,000
Property, Plant and Equipment Gross	2,103,000,000	2,065,000,000
Property and equipment, capital leases	12,000,000	18,000,000
Other accrued liabilities	489,000,000	474,000,000
U.S. Dollar-Denominated Notes and Short-Term Loans [Member]
Gain (loss) on foreign exchange results	9,000,000	124,000,000	(307,000,000)
Intercompany Financing Result [Member]
Gain (loss) on foreign exchange results	3,000,000	(7,000,000)	16,000,000
Foreign Currency Cash and Cash Equivalents [Member]
Gain (loss) on foreign exchange results	16,000,000	10,000,000	(43,000,000)
Foreign Currency Contracts [Member]
Gain (loss) on foreign exchange results	(1,000,000)	1,000,000	2,000,000
Foreign Currency Remaining Items [Member]
Gain (loss) on foreign exchange results	1,000,000	0	1,000,000
U.S. Dollar-Denominated Notes [Member] | Net Investment Hedge [Member]
F/X result on net investment hedge instruments	26,000,000	(203,000,000)
Digital Television and Set Top Box [Member]
Loss on disposal of business			(26,000,000)
NuTune [Member]
Loss on disposal of business			(7,000,000)
Other Accrued Liabilities [Member]
Other accrued liabilities	137,000,000	138,000,000
Other Accrued Liabilities [Member] | Legal Settlement [Member]
Other accrued liabilities	50,000,000
Other Accrued Liabilities [Member] | Sale Of Sound Solution Business [Member]
Other accrued liabilities		45,000,000
Virage Logic's Shares [Member]
Gain on sale of securities and other financial assets			7,000,000
SSMC [Member]
Cash balance	288,000,000	261,000,000
Dividend percentage to joint venture	38.80%
Dividend distribution	100,000,000	170,000,000
TSMC [Member]
Dividend distribution	39,000,000	66,000,000
Land [Member]
Property, Plant and Equipment Gross	59,000,000	62,000,000
Land and Buildings [Member] | United States [Member]
Result on disposal of property		(17,000,000)
Equipment [Member] | Netherlands [Member]
Result on disposal of property		5,000,000
Building [Member]
Property, Plant and Equipment Gross	452,000,000	432,000,000
Building [Member] | UK [Member]
Result on disposal of property		2,000,000
Building [Member] | Germany [Member]
Result on disposal of property			5,000,000
Capital leases [Member]
Property and equipment, capital leases	77,000,000	75,000,000
Accumulated depreciation on capital leases	$ 65,000,000	$ 57,000,000